Submission	Aug. 18, 2026
Submission [Line Items]
Central Index Key	0000312070
Registrant Name	BARCLAYS BANK PLC
Registration File Number	333-287303
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A